Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Measure of Activity [Abstract]
Summary of Sale and Leaseback Arrangements
The following table gives a summary of the sale and leaseback arrangements and repurchase options from VIEs, as at December 31, 2016:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Taurus	Nov 2008	850	418	Feb 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	Aug 2011	135	Aug 2023
West Linus	June 2013	600	370	Jun 2018	170	Jun 2028

* Ship Finance has a right to require the Company to purchase the West Linus rig on the 15th anniversary for the price of $100 million if the Company doesn’t exercise the final repurchase option.

Summary of the Bareboat Charter Rates per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

	(In US$ thousands)
	2016	2017	2018	2019	2020	2021
West Taurus	165	158	158	144	143	136
West Hercules	179	170	166	143	141	135
West Linus	222	222	222	173	140	140

Assets and Liabilities in the Statutory Accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2016 and as at December 31, 2015 are as follows:

(In US$ millions)	December 31, 2016			December 31, 2015
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	365	360	483	394	394	530
Amount due from related parties	4	4	—	4	5	—
Other assets	2	2	—	2	2	—
Total assets	371	366	483	400	401	530

Short-term interest bearing debt	23	28	51	23	28	51
Long-term interest bearing debt	226	251	305	198	229	302
Other liabilities	3	1	1	3	1	2
Short-term debt due to related parties	—	—	—	—	—	23
Long-term debt due to related parties *	119	86	126	137	125	125
Total liabilities	371	366	483	361	383	503
Equity	—	—	—	39	18	27

Book value of units in the Company's consolidated accounts	409	537	537	434	571	559

*
The Company presents balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis. As at December 31, 2015, the balances offset were $8 million related to SFL Deepwater Ltd and $20 million related to SFL Hercules Ltd. As at December 31, 2016, the Company has presented receivable balances (current assets) of $26 million related to SFL Deepwater Ltd and $59 million related to SFL Hercules Ltd against "Long term debt due to related parties" within "Non-current liabilities" in the Consolidated Balance Sheet.